Other Non-Current Assets	12 Months Ended
Mar. 31, 2020
Other Non Current Assets [Abstract]
Other Non-Current Assets
26)	OTHER NON-CURRENT ASSETS

	As at March 31
Particulars	2019	2020
Prepaid lease rentals*	2,006	—
Prepaid expenses	267	131
Total	2,273	131

*	Upon adoption of IFRS 16, from April 1, 2019 the Group has reclassified prepaid lease rentals to buildings (right-of-use assets). (refer note 4 and 19).